Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Cash Flows [Abstract]
Cash acquired from acquisition	$ 2,500	$ 0	$ 235